OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
Supplement dated June 6, 2012 to the
Prospectus and Statement of Additional Information dated November 28, 2011

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer Pennsylvania Municipal Fund, each dated November 28, 2011, and is in addition to any other supplements.

(Oppenheimer Pennsylvania Municipal Fund)
The Prospectus is revised as follows: The section titled "Risks of Non-Diversification", on page 5, is deleted in its entirety.

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
Supplement dated June 6, 2012 to the
Prospectus and Statement of Additional Information dated November 28, 2011

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer Pennsylvania Municipal Fund, each dated November 28, 2011, and is in addition to any other supplements.

(Oppenheimer Pennsylvania Municipal Fund)
The Prospectus is revised as follows: The section titled "Risks of Non-Diversification", on page 5, is deleted in its entirety.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 29, 2011
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000853593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 6, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 6, 2012
Prospectus Date	rr_ProspectusDate	Jun 6, 2012
Supplement Text Block	oppenheimer_SupplementTextBlock

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
Supplement dated June 6, 2012 to the
Prospectus and Statement of Additional Information dated November 28, 2011

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer Pennsylvania Municipal Fund, each dated November 28, 2011, and is in addition to any other supplements.

(Oppenheimer Pennsylvania Municipal Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	oppenheimer_SupplementTextBlock	The Prospectus is revised as follows: The section titled "Risks of Non-Diversification", on page 5, is deleted in its entirety.